Contingent Liabilities and Commitments - Summary of Payment Guarantees are Exposed to Credit Risk (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
The financial instruments applying 12-month expected credit losses
Disclosure of internal credit grades [line items]
Credit exposure	₩ 17,603,349	₩ 14,173,797
The financial instruments applying 12-month expected credit losses | Confirmed acceptances and guarantees
Disclosure of internal credit grades [line items]
Credit exposure	13,999,617	10,357,407
The financial instruments applying 12-month expected credit losses | Confirmed acceptances and guarantees | Grade 1
Disclosure of internal credit grades [line items]
Credit exposure	12,022,664	8,485,824
The financial instruments applying 12-month expected credit losses | Confirmed acceptances and guarantees | Grade 2
Disclosure of internal credit grades [line items]
Credit exposure	1,870,438	1,763,259
The financial instruments applying 12-month expected credit losses | Confirmed acceptances and guarantees | Grade 3
Disclosure of internal credit grades [line items]
Credit exposure	98,224	40,595
The financial instruments applying 12-month expected credit losses | Confirmed acceptances and guarantees | Grade 4
Disclosure of internal credit grades [line items]
Credit exposure	8,291	67,729
The financial instruments applying 12-month expected credit losses | Confirmed acceptances and guarantees | Grade 5
Disclosure of internal credit grades [line items]
Credit exposure	0	0
The financial instruments applying 12-month expected credit losses | Unconfirmed acceptances and guarantees
Disclosure of internal credit grades [line items]
Credit exposure	3,603,732	3,816,390
The financial instruments applying 12-month expected credit losses | Unconfirmed acceptances and guarantees | Grade 1
Disclosure of internal credit grades [line items]
Credit exposure	2,281,647	3,071,076
The financial instruments applying 12-month expected credit losses | Unconfirmed acceptances and guarantees | Grade 2
Disclosure of internal credit grades [line items]
Credit exposure	1,306,932	734,886
The financial instruments applying 12-month expected credit losses | Unconfirmed acceptances and guarantees | Grade 3
Disclosure of internal credit grades [line items]
Credit exposure	13,982	8,600
The financial instruments applying 12-month expected credit losses | Unconfirmed acceptances and guarantees | Grade 4
Disclosure of internal credit grades [line items]
Credit exposure	1,171	1,828
The financial instruments applying 12-month expected credit losses | Unconfirmed acceptances and guarantees | Grade 5
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Non-impaired
Disclosure of internal credit grades [line items]
Credit exposure	78,590	762,674
Non-impaired | Confirmed acceptances and guarantees
Disclosure of internal credit grades [line items]
Credit exposure	43,192	495,572
Non-impaired | Confirmed acceptances and guarantees | Grade 1
Disclosure of internal credit grades [line items]
Credit exposure	0	170,322
Non-impaired | Confirmed acceptances and guarantees | Grade 2
Disclosure of internal credit grades [line items]
Credit exposure	23,840	22,065
Non-impaired | Confirmed acceptances and guarantees | Grade 3
Disclosure of internal credit grades [line items]
Credit exposure	16,147	7,368
Non-impaired | Confirmed acceptances and guarantees | Grade 4
Disclosure of internal credit grades [line items]
Credit exposure	2,975	294,635
Non-impaired | Confirmed acceptances and guarantees | Grade 5
Disclosure of internal credit grades [line items]
Credit exposure	230	1,182
Non-impaired | Unconfirmed acceptances and guarantees
Disclosure of internal credit grades [line items]
Credit exposure	35,398	267,102
Non-impaired | Unconfirmed acceptances and guarantees | Grade 1
Disclosure of internal credit grades [line items]
Credit exposure	2,441	0
Non-impaired | Unconfirmed acceptances and guarantees | Grade 2
Disclosure of internal credit grades [line items]
Credit exposure	15,349	19,210
Non-impaired | Unconfirmed acceptances and guarantees | Grade 3
Disclosure of internal credit grades [line items]
Credit exposure	14,781	10,692
Non-impaired | Unconfirmed acceptances and guarantees | Grade 4
Disclosure of internal credit grades [line items]
Credit exposure	2,652	237,200
Non-impaired | Unconfirmed acceptances and guarantees | Grade 5
Disclosure of internal credit grades [line items]
Credit exposure	175	0
Impaired
Disclosure of internal credit grades [line items]
Credit exposure	19,951	7,911
Impaired | Confirmed acceptances and guarantees
Disclosure of internal credit grades [line items]
Credit exposure	17,351	4,543
Impaired | Confirmed acceptances and guarantees | Grade 1
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Impaired | Confirmed acceptances and guarantees | Grade 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Impaired | Confirmed acceptances and guarantees | Grade 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Impaired | Confirmed acceptances and guarantees | Grade 4
Disclosure of internal credit grades [line items]
Credit exposure	457	457
Impaired | Confirmed acceptances and guarantees | Grade 5
Disclosure of internal credit grades [line items]
Credit exposure	16,894	4,086
Impaired | Unconfirmed acceptances and guarantees
Disclosure of internal credit grades [line items]
Credit exposure	2,600	3,368
Impaired | Unconfirmed acceptances and guarantees | Grade 1
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Impaired | Unconfirmed acceptances and guarantees | Grade 2
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Impaired | Unconfirmed acceptances and guarantees | Grade 3
Disclosure of internal credit grades [line items]
Credit exposure	0	0
Impaired | Unconfirmed acceptances and guarantees | Grade 4
Disclosure of internal credit grades [line items]
Credit exposure	21	0
Impaired | Unconfirmed acceptances and guarantees | Grade 5
Disclosure of internal credit grades [line items]
Credit exposure	2,579	3,368
The financial instruments applying lifetime expected credit losses
Disclosure of internal credit grades [line items]
Credit exposure	17,701,890	14,944,382
The financial instruments applying lifetime expected credit losses | Confirmed acceptances and guarantees
Disclosure of internal credit grades [line items]
Credit exposure	14,060,160	10,857,522
The financial instruments applying lifetime expected credit losses | Confirmed acceptances and guarantees | Grade 1
Disclosure of internal credit grades [line items]
Credit exposure	12,022,664	8,656,146
The financial instruments applying lifetime expected credit losses | Confirmed acceptances and guarantees | Grade 2
Disclosure of internal credit grades [line items]
Credit exposure	1,894,278	1,785,324
The financial instruments applying lifetime expected credit losses | Confirmed acceptances and guarantees | Grade 3
Disclosure of internal credit grades [line items]
Credit exposure	114,371	47,963
The financial instruments applying lifetime expected credit losses | Confirmed acceptances and guarantees | Grade 4
Disclosure of internal credit grades [line items]
Credit exposure	11,723	362,821
The financial instruments applying lifetime expected credit losses | Confirmed acceptances and guarantees | Grade 5
Disclosure of internal credit grades [line items]
Credit exposure	17,124	5,268
The financial instruments applying lifetime expected credit losses | Unconfirmed acceptances and guarantees
Disclosure of internal credit grades [line items]
Credit exposure	3,641,730	4,086,860
The financial instruments applying lifetime expected credit losses | Unconfirmed acceptances and guarantees | Grade 1
Disclosure of internal credit grades [line items]
Credit exposure	2,284,088	3,071,076
The financial instruments applying lifetime expected credit losses | Unconfirmed acceptances and guarantees | Grade 2
Disclosure of internal credit grades [line items]
Credit exposure	1,322,281	754,096
The financial instruments applying lifetime expected credit losses | Unconfirmed acceptances and guarantees | Grade 3
Disclosure of internal credit grades [line items]
Credit exposure	28,763	19,292
The financial instruments applying lifetime expected credit losses | Unconfirmed acceptances and guarantees | Grade 4
Disclosure of internal credit grades [line items]
Credit exposure	3,844	239,028
The financial instruments applying lifetime expected credit losses | Unconfirmed acceptances and guarantees | Grade 5
Disclosure of internal credit grades [line items]
Credit exposure	₩ 2,754	₩ 3,368